Business Segment Information	9 Months Ended
Sep. 30, 2015
Notes to Consolidated Financial Statements [Abstract]
Business Segment Information

16. Segment and Corporate Information

In 2015, the Company increased its operating segments from three to four segments to align with the way in which it is currently managed. The operating segments are the North America Segment, the EMEA Segment, the Asia-Pacific Segment and the Latin America Segment. Accordingly, the two reporting segments disclosed in prior years (the North America Segment and the International Segment, which was comprised of EMEA, Asia-Pacific and Latin America) have now been reclassified into four reporting segments during 2015.

Management evaluates each segment using measures that reflect all of the segment’s controllable revenues and expenses. With respect to the performance of business operations, management believes that the most appropriate U.S. GAAP measures are revenue, operating income and operating income margin. The Company does not include income taxes as it believes this is outside the segments’ control. Financing is a corporate function, which the Company’s segments do not control. Therefore, the Company does not include interest expense relating to financing as a segment measurement. Similarly, the Company does not allocate certain costs, which relate primarily to certain headquarter overhead charges, including accounting and finance, because the Company believes that these costs are also not within the control of the individual segments. Production of products, production asset management, quality management and procurement related to production are centrally managed at Corporate. The Company’s global research and development is also centrally managed at Corporate. These Corporate activities do not fulfill the definition of a segment. Products are transferred to the segments at cost; therefore no internal profit is generated. The associated internal revenues for the product transfers and their elimination are recorded as Corporate activities. Capital expenditures for production are based on the expected demand of the segments and consolidated profitability considerations. In addition, certain revenues, investments and intangible assets, as well as any related expenses, are not allocated to a segment but are accounted for as Corporate.

Information pertaining to the Company’s segment and Corporate activities for the three and nine months ended September 30, 2015 and 2014 is set forth below.

	NorthAmerica Segment	EMEA Segment	Asia-Pacific Segment	Latin America Segment	Segment Total	Corporate	Total

Three months ended September 30, 2015
Net revenue external customers	$3.012.532	$658.875	$377.981	$175.573	$4.224.961	$6.390	$4.231.351
Inter - segment revenue	1.646	-	2	148	1.796	(1.796)	-
Revenue	3.014.178	658.875	377.983	175.721	4.226.757	4.594	4.231.351
Operating income (1)	515.465	129.822	67.552	(8.170)	704.669	(91.139)	613.530
Depreciation and amortization	(100.842)	(28.207)	(11.070)	(2.326)	(142.445)	(37.393)	(179.838)
Income (loss) from equity method investees	6.873	1.101	652	411	9.037	-	9.037
Capital expenditures, acquisitions and investments	140.126	53.235	9.530	14.144	217.035	77.667	294.702

Three months ended September 30, 2014(2)
Net revenue external customers	$2.709.738	$784.011	$386.888	$214.683	$4.095.320	$17.442	$4.112.762
Inter - segment revenue	2.858	-	-	-	2.858	(2.858)	-
Revenue	2.712.596	784.011	386.888	214.683	4.098.178	14.584	4.112.762
Operating income	413.203	150.844	89.889	27.783	681.719	(91.795)	589.924
Depreciation and amortization	(92.389)	(32.850)	(11.088)	(4.372)	(140.699)	(36.662)	(177.361)
Income (loss) from equity method investees	1.966	1.013	166	306	3.451	-	3.451
Capital expenditures, acquisitions and investments	687.452	33.074	10.968	30.611	762.105	79.021	841.126

Nine months ended September 30, 2015
Net revenue external customers	$8.729.595	$1.955.537	$1.107.119	$576.145	$12.368.396	$21.618	$12.390.014
Inter - segment revenue	4.472	-	20	392	4.884	(4.884)	-
Revenue	8.734.067	1.955.537	1.107.139	576.537	12.373.280	16.734	12.390.014
Operating Income(1)	1.283.782	405.320	219.098	25.398	1.933.598	(268.705)	1.664.893
Depreciation and amortization	(298.911)	(85.349)	(33.505)	(11.375)	(429.140)	(107.511)	(536.651)
Income (loss) from equity method investees	15.383	3.983	1.848	824	22.038	-	22.038
Total assets	17.158.827	3.452.518	1.757.895	620.685	22.989.925	2.424.298	25.414.223
thereof investments in equity method investees	291.323	238.542	111.784	26.050	667.699	-	667.699
Capital expenditures, acquisitions and investments(3)	427.529	125.419	33.465	25.045	611.458	201.586	813.044

Nine months ended September 30, 2014(2)
Net revenue external customers	$7.623.632	$2.305.992	$938.185	$598.922	$11.466.731	$44.425	$11.511.156
Inter - segment revenue	6.407	-	-	-	6.407	(6.407)	-
Revenue	7.630.039	2.305.992	938.185	598.922	11.473.138	38.018	11.511.156
Operating Income	1.149.478	446.941	179.019	66.011	1.841.449	(250.357)	1.591.092
Depreciation and amortization	(267.211)	(98.677)	(27.195)	(13.771)	(406.854)	(106.633)	(513.487)
Income (loss) from equity method investees	16.335	3.961	713	933	21.942	-	21.942
Total assets	15.581.180	3.775.558	1.803.088	741.221	21.901.047	2.351.529	24.252.576
thereof investments in equity method investees	280.444	246.819	123.671	28.575	679.509	-	679.509
Capital expenditures, acquisitions and investments(4)	1.175.701	155.121	107.834	57.069	1.495.725	199.357	1.695.082

(1) On July 1, 2015, the Company completed the sale of its clinics in Venezuela to a third party. The purchase price for these clinics was $7,500, which resulted in a loss of approximately $26,292 before tax (approximately $26,923 after tax). The loss is primarily included in Selling, general and administrative costs line item of the Consolidated Income Statements.
(2) Prior year information was adjusted to conform to the current year´s presentation due to the disaggregation of the International Segment disclosed previously into the EMEA Segment, Asia-Pacific Segment and Latin America Segment.
(3) North America, EMEA, Asia-Pacific, Latin America and Corporate acquisitions and investments exclude $2,600, $21,195, $36,273, $246 and $7,926, respectively, of non-cash acquisitions and investments for 2015.
(4) North America, EMEA, Asia-Pacific and Latin America acquisitions exclude $25,905, $3,435, $162,408 and $4,773, respectively, of non-cash acquisitions for 2014.